Financial Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Accumulated Impairment loss on investment of held-to-maturity securities	¥ 17	¥ 42
Term deposits	¥ 535,260	559,341
Mandatory reserve deposit percentage	20.00%
CL Hotel Investor, L.P. [member]
Disclosure of financial assets [line items]
Overseas borrowings backed by domestic deposits	¥ 361	6,861
Glorious Fortune Forever Limited [member]
Disclosure of financial assets [line items]
Overseas borrowings backed by domestic deposits	380	7,080
Sunny Bamboo Limited and Golden Bamboo Limited [member]
Disclosure of financial assets [line items]
Overseas borrowings backed by domestic deposits	750	750
Guo Yang Guo Sheng [member]
Disclosure of financial assets [line items]
Term deposits	2,000	2,000
Current deposit	1,069	1,274
Term deposits [member]
Disclosure of financial assets [line items]
Term deposits	¥ 3,491	¥ 16,691